Summary of Significant Accounting Policies (Details) - Schedule of intercompany payables - Variable Interest Entity [Member] - USD ($)		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule of Intercompany Payables [Abstract]
Revenue	[1]	$ 708,503	$ 829,928	$ 514,888
Net Income (loss)		$ 119,846	$ 36,181	$ (114,129)

[1]	Intercompany sales are eliminated upon consolidation.